Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000228384 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228384 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228384 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228384 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228384 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000228384 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000228384 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000228384 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000228384 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000228384 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000228384 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000228384 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(72.70%)
C000228384 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228384 | Collateral on Deposit for Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000228384 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000228383 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228383 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228383 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228383 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228383 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000228383 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000228383 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000228383 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000228383 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000228383 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000228383 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000228383 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(72.70%)
C000228383 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228383 | Collateral on Deposit for Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000228383 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.90%